The UBS Funds

Prospectus Supplement

April 4, 2008

Dear Investor,

The purpose of this supplement is to update the Prospectus of the series of The UBS Funds dated October 28, 2007, as supplemented to date, as follows:

1.  The following supplements information contained on page 5 in the Prospectus section entitled "UBS Dynamic Alpha Fund—Investment objective, strategies, securities selection and risks":

The second sentence of the first paragraph under the sub-heading "Securities Selection" is deleted in its entirety and replaced by the following:

The asset classes in which the Fund may invest include, but are not limited to, the following: US equities, non-US equities, emerging market equities, US fixed income, non-US fixed income, emerging market debt, high yield fixed income and cash equivalents.

2.  Effective on April 4, 2008, Curt Custard replaced Neil Williams as a lead portfolio manager for the UBS Dynamic Alpha Fund. Therefore, on page 119 in the Prospectus, the section entitled "UBS Dynamic Alpha Fund" under the heading "Management" and the sub-heading "Portfolio management" is replaced in its entirety by the following:

Curt Custard, Edwin Denson and Thomas Clarke are the lead portfolio managers for the Fund. Messrs. Custard, Denson and Clarke have access to certain members of the fixed-income and equities investment management teams, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Custard and Mr. Denson, as senior portfolio managers for the Fund, have responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Mr. Clarke, as senior portfolio manager for the Fund, has responsibility for setting the currency strategies and making all currency decisions for the Fund, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Information about Messrs. Custard, Denson and Clarke is provided below.

Curt Custard is a Managing Director and has been Head of Global Investment Solutions at UBS Global Asset Management since March 2008. Mr. Custard is also a member of the UBS Global Asset Management Executive Committee. Prior to joining UBS Global Asset Management, Mr. Custard was global head of multi-asset solutions at Schroders since 2004. Prior to this, Mr. Custard was chief

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investment officer of the multi-asset and balanced business of Allianz Global Investors in London since 2000. Mr. Custard has been a portfolio manager of the Fund since 2008.

Edwin Denson is a Managing Director and a member of the Asset Allocation Analysis and Strategy team at UBS Global Asset Management. Mr. Denson has been an investment professional at UBS Global Asset Management since 2001. Mr. Denson has been involved with the management of the Fund's portfolio since its inception and assumed his present role in 2007.

Thomas Clarke is a Managing Director and Head of Currency Analysis and Strategy at UBS Global Asset Management. Mr. Clarke has been an investment professional at UBS Global Asset Management since 2000. Mr. Clarke has been involved with the management of the Fund's portfolio since its inception and assumed his present role in 2007.

3.  Effective on April 4, 2008, Illario Di Bon, the portfolio manager for the UBS International Equity Fund, was replaced by Nicholas Irish. Therefore, on page 120 in the Prospectus, the section entitled "UBS International Equity Fund" under the heading "Management" and the sub-heading "Portfolio management" is replaced in its entirety by the following:

UBS International Equity Fund

Nicholas Irish is the portfolio manager for the UBS International Equity Fund. He is responsible for the day-to-day management of the Fund's portfolio. Mr. Irish has access to global analysts who are responsible for researching, projecting cash flow and providing a basis for determining which securities are attractively valued. Mr. Irish works closely with the analysts to decide how to structure the UBS International Equity Fund. Information about Mr. Irish is provided below.

Nicholas Irish is a Senior Portfolio Manager on the Core/Value Global Equities team, a member of the Global Equity Portfolio Management team and an Executive Director of UBS Global Asset Management. Mr. Irish joined UBS Global Asset Management in 2008 and previously was a senior global equity portfolio manager of HSBC Halbis since 2005 where he co-managed HSBC Halbis' equity portfolios. Prior to that, Mr. Irish spent 11 years at Schroders, most recently as one of two global equity portfolio managers responsible for their integrated global equity products. Mr. Irish has been a portfolio manager of the Fund since 2008.

4.  Effective on April 4, 2008, John Leonard assumed the additional responsibility of Global Head of Equities for UBS Global Asset Management. Commensurate with Mr. Leonard taking on this additional responsibility, Thomas Cole, who has been a member of the portfolio management team of the UBS U.S. Equity Alpha, UBS U.S. Large Cap Equity and UBS U.S. Large Cap Value Equity Funds with Mr. Leonard since 2001, assumed the role of head of the investment management team for the Funds. Mr. Leonard continues to be an integral member of the investment management team for the Funds. Therefore, on pages 120-121 in the Prospectus, the section entitled "UBS U.S. Equity Alpha Fund" under the heading "Management" and the sub-heading "Portfolio management" is replaced in its entirety by the following:

UBS U.S. Equity Alpha Fund

Thomas Cole, John Leonard, Thomas Digenan, Scott Hazen and Scott Bondurant are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the Fund. Mr. Cole as the head of the investment management team leads the portfolio construction process and reviews the overall composition of the Fund's portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Leonard, Mr. Digenan and Mr. Hazen work closely with Mr. Cole on portfolio construction and ensuring that Fund investment objectives are met. Mr. Bondurant oversees phases of development and management for the Fund. Information about Messrs. Cole, Leonard, Digenan, Hazen and Bondurant is provided below.

Thomas M. Cole is Head of North American Equities, Research Director for North American Equities, and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1985 and a portfolio manager of the Fund since its inception.

John C. Leonard is Global Head of Equities and a Member of the UBS Group Managing Board. Mr. Leonard has been an investment professional with UBS Global Asset Management since 1991 and a portfolio manager of the Fund since its inception.

Thomas J. Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is a Managing Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001. Mr. Digenan has been a portfolio manager of the Fund since its inception.

Scott C. Hazen has been a North American Equity Strategist at UBS Global Asset Management since 2004 and is an Executive Director of UBS Global Asset Management. From 1992 until 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS Global Asset Management. Mr. Hazen has been a portfolio manager of the Fund since its inception.

Scott Bondurant has been a Long Short Equity Strategist at UBS Global Asset Management since 2005 and is a Managing Director of UBS Global Asset Management. Prior to joining the firm, Mr. Bondurant had been in institutional equities for over 15 years including his role as Executive Director at Morgan Stanley for nine years. Previously, he was Senior Vice President at Paine Webber and prior to that, Mr. Bondurant was Vice President and manager of the Atlanta office for Kidder Peabody. Mr. Bondurant has been a portfolio manager of the Fund since its inception.

In addition, on page 121 in the Prospectus, the section entitled "UBS U.S. Large Cap Equity Fund and UBS U.S. Large Cap Value Equity Fund" under the heading "Management" and the sub-heading "Portfolio management" is replaced in its entirety by the following:

UBS U.S. Large Cap Equity Fund and UBS U.S. Large Cap Value Equity Fund

Thomas Cole, John Leonard, Thomas Digenan and Scott Hazen are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the Funds. Mr. Cole as the head of the investment management team leads the portfolio construction process and reviews the overall composition of each Fund's portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Leonard, Mr. Digenan and Mr. Hazen work closely with Mr. Cole on portfolio construction and ensuring that Fund investment objectives are met. Information about Messrs. Cole, Leonard, Digenan and Hazen is provided below.

Thomas M. Cole is Head of North American Equities, Research Director for North American Equities, and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1985 and a portfolio manager of each Fund since 2001.

John C. Leonard is Global Head of Equities and a Member of the UBS Group Managing Board. Mr. Leonard has been an investment professional with UBS Global Asset Management since 1991 and a portfolio manager of each Fund since its inception.

Thomas J. Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is a Managing Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001. Mr. Digenan has been a portfolio manager of each Fund since 2001.

Scott C. Hazen has been a North American Equity Strategist at UBS Global Asset Management since 2004 and is an Executive Director of UBS Global Asset Management. From 1992 until 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS Global Asset Management. Mr. Hazen has been a portfolio manager of each Fund since 2004.

5.  The following supplements information contained on page 126 in the Prospectus section entitled "Disclosure of Portfolio Holdings":

The following sentence is added as the second sentence of the first paragraph of the section:

In addition, the UBS U.S. Equity Alpha Fund will generally post on the Web Site: (1) its five largest long and five largest short positions; (2) the three long and the three short positions that were the top contributors to its performance; and (3) the three long and the three short positions that were the most significant detractors from its performance, all as of the most recent calendar quarter end, 30 days after the end of each calendar quarter.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUS DATED OCTOBER 28, 2007.

The UBS Funds

Statement of Additional Information Supplement

April 4, 2008

Dear Investor,

The purpose of this supplement is to update the statement of additional information of the series of The UBS Funds dated October 28, 2007, as supplemented to date, ("SAI") as follows:

1.  Effective on April 4, 2008, Curt Custard replaced Neil Williams as a lead portfolio manager for the UBS Dynamic Alpha Fund. Therefore, on page 68 of the SAI, the information presented with respect to Neil Williams under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers," including the corresponding footnote presented on page 70, is replaced in its entirety by the following:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio Manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Curt Custard(1) (UBS Dynamic Alpha Fund)	3	$3,050	4	$4,319	4	$752

(1)  Curt Custard began managing the Fund effective on April 4, 2008. Information provided for Mr. Custard is as of December 31, 2007.

2.  Effective on April 4, 2008, Illario Di Bon, the portfolio manager for the UBS International Equity Fund, was replaced by Nicholas Irish. Therefore, on page 69 of the SAI, the information presented with respect to Illario Di Bon under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers" is replaced in its entirety by the following:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio Manager (Funds managed)	Number	Assets managed	Number	Assets managed	Number	Assets managed
Nicholas Irish(b) (UBS International Equity Fund)	3	$279	26	$2,448	18	$5,239

(b)  Nicholas Irish began managing the Fund effective on April 4, 2008. Information provided for Mr. Irish is as of December 31, 2007.

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3.  On page 72 of the SAI, the information presented with respect to Neil Williams and Illario Di Bon under the Heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers" is deleted in its entirety and the following information is added into the table on page 72:

Portfolio Manager/Fund*	Range of shares owned**
Curt Custard UBS Dynamic Alpha Fund	None
Nicholas Irish UBS International Equity Fund	None

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 28, 2007.

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